Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (2,366,700)	$ (3,485,994)	$ (4,783,013)	$ (3,187,774)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, plant and equipment	170,611	194,347	248,940	417,517
Amortization	77,143	77,143	102,857	115,359
Finance cost interest element of promissory notes (non-cash)		84,718	84,718	103,380
Operating lease expense	42,310	27,214	42,848	28,240
Impairment on property		137,632
Deposit paid for acquisition of subsidiary written off				21,316
Impairment on accounts receivable				27,481
Impairment on other receivables				29,842
Impairment on property, plant and equipment			137,632	134,042
Impairment on advance to supplier				177,200
Impairment on assets held for sale		5,867	5,866
Gain on forgiveness of debts	(162,266)
Write down of inventories				15,587
Unrealized foreign exchange gain	(276,351)	(320,488)	(582,034)
Gain from insurance claim		(481,513)	(481,513)
Loss from disposal of asset held for sale		2,876	2,877
Gain on disposal of property, plant and equipment		(163,644)	(164,624)
Inventories written off				5,978
Property, plant and equipment written off				3,979
Changes in operating assets and liabilities:
Accounts receivable	(276,547)	(121,401)	(121,278)	(81,427)
Other receivables (deposits)	6,496	(51,237)	(34,867)	(22,918)
Prepayments	(38,549)	(10,130)	(20,098)	(6,656)
Inventories	1,299	31,358	32,733	(235,677)
Accounts payables	(3,000)	(11,408)	(44,368)	19,725
Accrued liabilities and other payables	(397,911)	(8,643)	277,467	(38,160)
Advances (to) from director	(206,319)	327,169	205,581	(5,472)
Advances from (to) related parties	943	(89,390)	(61,206)	30,640
Repayment of operating lease liabilities	(36,319)	(27,214)	(38,442)	(28,240)
Net cash used in operating activities	(2,603,025)	(2,591,258)	(3,410,771)	(2,087,990)
Cash flows from investing activities:
Proceeds from disposal of assets held for sale		943,300	943,300
Proceeds from disposal of property, plant and equipment		947,015	947,995
Proceeds from insurance recoveries		541,221	541,221
Withdrawal of deposit with bank			750,000
Placement of deposit with bank				(2,000,000)
Withdrawal of short-term investments, net	1,276,484	250,000
Purchase of property, plant and equipment		(361)	(378)	(16,646)
Net cash provided by investing activities	1,276,484	2,681,175	3,182,138	(2,016,646)
Cash flows from financing activities:
Repayments of lease liabilities		(712,140)	(712,140)	(138,156)
Proceeds of bank loan				50,000
Repayments of bank loan		(211,440)	(211,440)	(29,560)
Advanced from other payables				136,983
Proceeds from issuance of common stock	2,448,000	1,319,000	1,983,000	4,108,379
Cash outflow arising from cancellation of common stock		(65,000)	(80,000)
Net cash provided by financing activities	2,448,000	330,420	979,420	4,127,646
Net cash provided by operating, investing and financing	1,121,459	420,337	750,787	23,010
Foreign currency translation adjustment	(12,995)	(10,111)	(8,812)	55,718
Net change in cash and cash equivalents	1,108,464	410,226	741,975	78,728
CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD	1,021,112	279,137	279,137	200,409
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	2,129,576	689,363	1,021,112	279,137
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest		16,247	16,247	59,566
SUPPLEMENTAL NONCASH DISCLOSURE:
Shares issuance for employee compensation	18,000	294,012	392,903
Promissory note to related party settled by Company’s common stock		675,888	675,888
Non-employee [Member]
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	708,367	997,468	1,341,373	252,369
Employee [Member]
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	128,913	294,012	432,246	135,679
Director [Member]
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	$ 24,855		$ 5,534